Long-term debt - Ship Finance International Limited ("Ship Finance") Loans (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2013	Dec. 31, 2016	Dec. 31, 2015	Oct. 17, 2013	May 31, 2013
Debt Instrument [Line Items]
Debt outstanding		$ 9,608,000,000	$ 10,661,000,000
Credit facility, International Loans
Debt Instrument [Line Items]
Debt, face amount	$ 475,000,000			$ 475,000,000
Pledged assets		537,000,000
Outstanding balance		356,000,000	354,000,000
SFL Hercules Limited | Ship Finance International Loans
Debt Instrument [Line Items]
Debt, face amount					$ 375,000,000
Assets pledged		$ 537,000,000
Maturity of debt		6 years
Debt outstanding		$ 279,000,000	256,000,000
West Taurus | Ship Finance International Loans
Debt Instrument [Line Items]
Debt, face amount	$ 390,000,000
Assets pledged		$ 409,000,000
Maturity of debt		5 years
Debt outstanding		$ 248,000,000	$ 221,000,000
Secured Debt | Credit facility, International Loans | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis	LIBOR
Basis spread on variable rate (as percent)		2.75%
Secured Debt | SFL Hercules Limited | Ship Finance International Loans | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis		LIBOR
Basis spread on variable rate (as percent)		2.75%
Secured Debt | West Taurus | Ship Finance International Loans | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis		LIBOR
Basis spread on variable rate (as percent)		2.50%
Revolving Credit Facility | Credit facility, International Loans
Debt Instrument [Line Items]
Draw on credit facility		$ 50,000,000
Revolving Credit Facility | SFL Hercules Limited | Ship Finance International Loans
Debt Instrument [Line Items]
Draw on credit facility		50,000,000
Revolving Credit Facility | West Taurus | Ship Finance International Loans
Debt Instrument [Line Items]
Draw on credit facility		$ 50,000,000